SUPPLEMENT DATED FEBRUARY 4, 2000, TO
                      THE PROSPECTUS DATED MAY 1, 1999, FOR
                   STRATEGIC ADVANTAGE VARIABLE UNIVERSAL LIFE
                                       AND
                 STRATEGIC ADVANTAGE II VARIABLE UNIVERSAL LIFE
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                                    ISSUED BY
                    SECURITY LIFE OF DENVER INSURANCE COMPANY
                                     AND ITS
                        SECURITY LIFE SEPARATE ACCOUNT L1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS DATED MAY 1, 1999 AS SUPPLEMENTED ON SEPTEMBER 16, 1999. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

The information previously added after the first sentence of the second paragraph in the "Policy Issuance" subsection on page 20 of Strategic Advantage and Strategic Advantage II is hereby deleted and replaced in its entirety as follows:

          "If we receive your initial premium after we approve your policy for issue, the investment date is the date we receive your initial premium."


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The information previously added to the end of the last paragraph in the "Policy Issuance" subsection on page 20 of Strategic Advantage and Strategic Advantage II is hereby deleted and replaced in its entirety as follows:

          "If the policy date is earlier, we charge monthly deductions from the date we receive your initial premium. The policy date is determined one of three ways:

          1. the date you designate on your application, subject to our approval; or

          2. the back-date of the policy to save age, subject to our approval and state law.

          3. If there is no designated date or back-date, the policy date is:
                  o the date all underwriting and administrative requirements have been met if we receive your initial premium before we issue your policy; or
                  o the date we receive your initial premium, if it is after we approve your policy for issue."


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The second and third sentences of the third paragraph in the "Allocation of Net Premiums" subsection of the "Premiums" section on page 22 of Strategic Advantage and Strategic Advantage II are hereby deleted and replaced in their entirety as follows:

          "If your state requires return of your premium during the free look period, we invest amounts you have designated for the variable division in the Fidelity VIP Money Market Portfolio for a period ending on the earlier of your state's free look period plus:
             o  five days from mailing (deemed delivery time); or
             o the date the policy was delivered to you, so long as we receive notice of the delivery date on our delivery receipt form at our Customer Service Center before the end of the deemed delivery time plus the free look period.

          At the end of this time period, we will allocate the amount you designated for the variable division among your chosen variable division portfolios, based on your most recent premium allocation instructions.

          If your state provides for return of account value during the free look period or no free look period, we invest amounts you designated for the variable division directly into your selected investment options."


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The fourth paragraph through the end of the "Free Look Period or Right to Examine Policy Period" subsection of the "General Policy Provisions" section on page 40 of Strategic Advantage and Strategic Advantage II is hereby deleted in its entirety.


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